RELATED PARTY TRANSACTIONS	9 Months Ended
Jul. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 - RELATED PARTY TRANSACTIONS

Mr. Peter Yip, CEO, is 19.50% shareholder in the Company. In addition, two companies owned by Mr. Peter Yip, CS Global Consultancy Limited (“CS Global”) and CSG Group Holdings Limited (“CSG Group”), are each 19.43% shareholders in the Company.

In November 2022, the Company entered into two contacts with CS Global that have a term from November 1, 2022 to October 31, 2023. In the first contract, CS Global provides management services, as defined, to the Company for a monthly fee of $10,000 per month. In the second contract, CS Global provides monthly services, including office usage and manpower support as defined, to the Company for a monthly fee of approximately $24,000 (HK$187,200) per month. The Company also agreed to pay CS Global a one-time non-refundable fee of approximately $80,000 (HK$624,000) associated with the execution of the contracts. As the fee is non-refundable, and is not expected to have alternative future use, the $80,000 was expensed during the nine months ended July 31, 2023.

For the three months ended July 31, 2023, fees paid to CS Global totalled $101,435 consisting of management fees of $29,834 and office usage and manpower support of $71,601.

For the nine months ended July 31, 2023, fees paid to CS Global totalled $336,828 consisting of management fees of $89,621, other office usage and manpower support of $167,207, and the one-time fee of $80,000.

For the three and nine months ended July 31, 2022, the Company did not incur any fees to CS Global.

As of July 31, 2023 and October 31, 2022, the Company owed Mr. Peter Yip $6,329 and $56,297, respectively, for advances made to the Company for operations. The advances are due on demand, are unsecured, and are non-interest bearing.

Greenpro Capital Corp., through its wholly owned subsidiaries (collectively “Greenpro”), is a 5.83% shareholder in the Company. In addition, three executives of Greenpro are collectively 10.36% shareholders in the Company.

For the three months ended July 31, 2023, the Company incurred total fees to Greenpro of $9,522, consisting of accounting fees of $5,737 and company secretarial fees of $3,785, respectively.

For the nine months ended July 31, 2023, the Company incurred total fees to Greenpro of $28,029, including accounting fees of $22,549, administration fees of $640, advisory fees of $800 and company secretarial fees of $4,040, respectively.

During the three months ended July 31, 2022, the Company incurred total fees to Greenpro of $14,910, consisting of accounting fees of $12,469 and company secretarial fees of $2,441, respectively.

During the nine months ended July 31, 2022, the Company incurred total fees to Greenpro of $39,982, consisting of accounting fees of $37,540 and company secretarial fees of $2,442, respectively.

As of July 31, 2023 and October 31, 2022, the Company prepaid $1,914 and $0 of accounting fee to Greenpro, respectively.